Registrant Nos. 33-10583 and 811-4873

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT No.
                    POST-EFFECTIVE AMENDMENT No. 18         [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT No. 19            [X]

                             ----------------------


                             THE GABELLI GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                 One Corporate Center, Rye, New York 10580-1434
                     (Name and Address of Agent for Service)

                             ----------------------

                                   Copies to:
James E. McKee, Esq.                               Richard T. Prins, Esq.
The Gabelli Growth Fund                            Skadden, Arps, Slate, Meagher
& Flom
One Corporate Center                               Four Time Square
Rye, New York 10580-1434                           New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

           [ ]   immediately upon filing pursuant to Rule 485(b); or
           [X]   on May 1, 2000 pursuant to paragraph (b); or
           [ ]   60 days after filing pursuant to Rule 485(a)(1);  or
           [ ]   on [____] pursuant to paragraph (a)(1); or
           [ ]   75 days after filing pursuant to Rule 485(a)(2); or
           [ ]   on [____] pursuant to paragraph (a)(2)

If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE
GABELLI
GROWTH
FUND




CLASS AAA SHARES






PROSPECTUS
MAY 1, 2000



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





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                       INVESTMENT AND PERFORMANCE SUMMARY

INVESTMENT OBJECTIVE:


The Gabelli Growth Fund (the "Fund") seeks to provide capital appreciation. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment. The Fund's secondary goal is to produce current income.


PRINCIPAL INVESTMENT STRATEGIES:


The Fund will primarily invest in common stocks and may also invest in securities which may be converted into common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund's investment adviser, Gabelli Funds, LLC (the "Adviser"), invests the Fund's assets in companies which it believes have above-average or expanding market shares, profit margins and returns on equity.


PRINCIPAL RISKS:


The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information and political risks. The Fund is also subject to the risk that the Adviser's judgments about the above-average growth potential of particular companies' stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.


WHO MAY WANT TO INVEST:


The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.


The Fund may appeal to you if:


       o you are a long-term investor


       o you seek both growth of capital and some income

       o you believe that the market will favor growth over value stocks over the long term

       o you wish to include a growth strategy as a portion of your over all investments


You may not want to invest in the Fund if:

       o you are seeking a high level of current income

       o you are conservative in your investment approach


       o you seek  stability of principal more than potential growth of capital


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PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1990), and by showing how the Fund's average annual returns for one year, five years, ten years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                            THE GABELLI GROWTH FUND
                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                   1990 -2.0%
                                   1991 34.3%
                                   1992  4.5%
                                   1993 11.3%
                                   1994 -3.4%
                                   1995 32.7%
                                   1996 19.4%
                                   1997 42.6%
                                   1998 29.8%
                                   1999 46.3%

During the period shown in the bar chart, the highest return for a quarter was 30.2% (quarter ended December 31, 1998) and the lowest return for a quarter was (14.5)% (quarter ended September 30, 1998).




      AVERAGE ANNUAL TOTAL RETURNS                                                                     SINCE APRIL 10,
(FOR THE PERIODS ENDED DECEMBER 31, 1999)       PAST ONE YEAR     PAST FIVE YEARS    PAST TEN YEARS         1987*
-----------------------------------------       -------------     ---------------    --------------    --------------
The Gabelli Growth Fund Class AAA Shares..........   46.25%             33.82%            20.29%            21.35%
S&P(REGISTRATION MARK) 500 Stock Index**..........   21.03%             28.54%            18.19%            16.13%

----------------------
   * Commencement of investment operations.

  ** The S&P(REGISTRATION MARK) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.


FEES AND EXPENSES OF THE FUND:


This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees....................................................    1.00%
Distribution (Rule 12b-1) Expenses.................................    0.25%
Other Expenses.....................................................    0.12%
                                                                       ----
Total Annual Fund Operating Expenses...............................    1.37%
                                                                       ====


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EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                 3 Years                 5 Years               10 Years
   ------                 -------                 -------               --------
    $139                   $434                    $750                  $1,646




                         INVESTMENT AND RISK INFORMATION


The Fund's primary investment objective is capital appreciation, and current income is a secondary objective. The investment objective of the Fund may not be changed without shareholder approval.

The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Adviser will invest the Fund's assets primarily in companies which it believes have above-average or expanding market shares, profit margins and returns on equity. The Adviser will sell any Fund investments which lose their perceived value when compared to other investment alternatives.


The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the United States Government, various trade associations and other sources and published corporate financial data such as annual reports, 10-Ks and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock, preferred stock and securities which may be converted at a later time into common stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

The Fund may also use the following investment techniques:

       o FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.


       o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include investment grade debt securities, obligations of the U.S. Government and its agencies and instrumentalities, and short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.


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Investing in the Fund involves the following risks:


       o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.


       o FUND AND MANAGEMENT RISK. The Fund invests in growth stocks issued by larger companies. The Fund's price may decline if the market favors other stocks or small capitalization stocks over stocks of larger companies. If the Adviser is incorrect in its assessment of the growth prospects of the securities it holds, then the value of the Fund's shares may decline.

       o FOREIGN SECURITIES RISK. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc. ("GAMI"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 1999, the Fund paid the Adviser a fee equal to 1.00% of the value of the Fund's average daily net assets.

THE PORTFOLIO MANAGER. Howard F. Ward is primarily responsible for the day-to-day management of the Fund. Mr. Ward is a Portfolio Manager of the Adviser, and he joined the Adviser in 1995. Prior to joining the Adviser, Mr. Ward was a Managing Director and Director of the Quality Growth Equity Management Group of Scudder, Stevens and Clark, Inc., with which he had been associated since 1982 and where he also served as a lead portfolio manager for several of its registered investment companies.

RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the "Plan") which authorizes payments by the Fund on an annual basis of 0.25% of the Fund's average daily net assets attributable to Class AAA Shares to finance distribution of the Fund's Class AAA Shares. The Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund. To the extent any activity is one that the Fund may finance without a distribution plan, the Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations.




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                               PURCHASE OF SHARES

You can purchase the Fund's shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Fund through the Fund's transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor.

       o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli Growth Fund" to:



         BY MAIL                                        BY PERSONAL DELIVERY
         -------                                        --------------------
         THE GABELLI FUNDS                              THE GABELLI FUNDS
         P.O. BOX 8308                                  C/O BFDS
         BOSTON, MA 02266-8308                          66 BROOKS DRIVE
                                                        BRAINTREE, MA 02184

You can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.

       o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                      [ABA #011-0000-28 REF DDA #99046187]
                           RE: THE GABELLI GROWTH FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.


SHARE PRICE. The Fund sells its Class AAA Shares at the net asset value next determined after the Fund receives your completed subscription order form and your payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such ~plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS. The Fund has available a form of IRA, "Roth" IRA and Education IRA for investment in Fund shares that may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Fund does not currently act as a sponsor to such Plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.


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AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan.
There is no minimum initial investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 or visit our website @ www.gabelli.com.

GENERAL. State Street will not issue share certificates unless requested by you. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day without a redemption fee. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.

       o BY LETTER.  You may mail a letter  requesting  redemption of shares to:
         THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

       o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365 (617-328-5000 from outside the
         United States) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. You may not redeem shares held through an IRA by telephone or the Internet. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Fund takes reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").

             1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

             2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either



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a bank designated on your subscription order form or on a subsequent letter with a guaranteed  signature.  The proceeds are normally  wired on the next  Business
Day.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 1-800-GABELLI (1-800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay you your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.


                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of another fund managed by the Adviser or their affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 1-800-GABELLI (1-800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:

               o you must meet the minimum investment  requirements for the fund whose shares you purchase through exchange

               o if you are  exchanging  into a fund with a higher sales charge, you must pay the difference at the time of exchange

               o you may realize a taxable gain or loss


               o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 1-800-GABELLI(1-800-422-3554) to obtain the prospectus.

You may exchange shares through the Distributor, directly through the Fund's transfer agent or through a registered broker-dealer.

       o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

       o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.

       o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

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We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES

The Fund's net asset value per share of the Class AAA Shares is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's net asset value per share of the Class AAA Shares is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Trustees of the Fund believe represents fair value. The price of Fund shares for purposes of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.

Because the Fund is not open for business every day that its assets trade, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                           DIVIDENDS AND DISTRIBUTIONS

The Fund intends to pay dividends and capital gains distributions, if any, on an annual basis. You may have dividends or capital gains distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

                                 TAX INFORMATION

The Fund expects that its distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the asset giving rise to such capital gains. Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.

This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance for the past five fiscal years of the Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund's Class AAA Shares. This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report along with the Fund's financial statements and related notes are included in the annual report, which is available upon request.

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31,




                                                 1999             1998            1997           1996           1995
                                              ----------       ----------       ---------      --------       --------
OPERATING PERFORMANCE:
   Net asset value, beginning of year ......  $    35.40       $    28.63       $   24.14      $  22.16       $  19.68
                                              ----------       ----------       ---------      --------       --------
   Net investment income/(loss) ............       (0.23)           (0.07)          (0.06)         0.03           0.05
   Net realized and unrealized
        gain on investments ................       16.50             8.58           10.34          4.27           6.39
                                              ----------       ----------       ---------      --------       --------
   Total from investment operations ........       16.27             8.51           10.28          4.30           6.44
                                              ----------       ----------       ---------      --------       --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...................           -                -           (0.00)(a)     (0.02)         (0.05)
   In excess of net investment income ......           -                -           (0.00)(a)         -
   Net realized gain on investments ........       (5.16)           (1.74)          (5.79)        (2.30)         (3.91)
   In excess of net realized gain
        on investments .....................           -            (0.00)(a)       (0.00)(a)         -              -
                                              ----------       ----------       ---------      --------       --------
   Total distributions .....................       (5.16)           (1.74)          (5.79)        (2.32)         (3.96)
                                              ----------       ----------       ---------      --------       --------
   Net asset value, end of year ............  $    46.51       $    35.40       $   28.63      $  24.14       $  22.16
                                              ==========       ==========       =========      ========       ========

   Total return(DAGGER).....................        46.3%            29.8%           42.6%         19.4%          32.7%
                                              ==========       ==========       =========      ========       ========
RATIOS TO AVERAGE NET ASSETS AND
   SUPPLEMENTAL DATA:
   Net assets, end of year (in 000's).......  $3,158,448       $1,864,556       $ 943,985      $609,405       $533,041
   Ratio of net investment income/(loss)
        to average net assets ..............       (0.68)%          (0.33)%         (0.23)%        0.12%          0.22%
   Ratio of operating expenses
        to average net assets ..............        1.37%            1.41%           1.43%         1.43%          1.44%
   Portfolio turnover rate .................          52%              40%             83%           88%           140%


------------------


  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.

(a)      Amount represents less than $0.005 per share.

--------------------------------------------------------------------------------

                       This page left blank intentionally

--------------------------------------------------------------------------------



                             THE GABELLI GROWTH FUND


                                CLASS AAA SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investments policies. It is incorporated by reference, and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------
You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Fund by contacting:


                            The Gabelli Growth Fund
                              One Corporate Center
                                 Rye, NY 10580
                   Telephone: 1-800-GABELLI (1-800-422-3554)
                                www.gabelli.com
--------------------------------------------------------------------------------

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can get text-only copies:

       o For a fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request at the following email address: publicinfo@sec.gov.


       o Free from the Commission's Website at http://www.sec.gov.



(Investment Company Act file no. 811-4873)

--------------------------------------------------------------------------------

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            EMAIL : INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)


--------------------------------------------------------------------------------
                                   QUESTIONS?
                               Call 1-800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------





                                TABLE OF CONTENTS

INVESTMENT AND PERFORMANCE SUMMARY ..............  2-4

INVESTMENT AND RISK INFORMATION .................  4-5

MANAGEMENT OF THE FUND ..........................    5
     Purchase of Shares .........................    6
     Redemption of Shares .......................    7
     Exchange of Shares .........................    8
     Pricing of Fund Shares .....................    9
     Dividends and Distributions ................    9
     Tax Information ............................    9

FINANCIAL HIGHLIGHTS ............................   10

THE
GABELLI
GROWTH
FUND




CLASS A SHARES

CLASS B SHARES

CLASS C SHARES




PROSPECTUS
May 1, 2000


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY
INVESTMENT OBJECTIVE:


The Gabelli Growth Fund (the"Fund") seeks to provide capital appreciation. Capital is the amount of money you invest in the Fund. Capital appreciation is an increase in the value of your investment. The Fund's secondary goal is to produce current income.


PRINCIPAL INVESTMENT STRATEGIES:


The Fund will primarily invest in common stocks and may also invest in securities which may be converted into common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund's investment adviser, Gabelli Funds, LLC (the"Adviser"), invests the Fund's assets in companies which it believes have above-average or expanding market shares, profit margins and returns on equity.


PRINCIPAL RISKS:


The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. Foreign securities are subject to currency, information and political risks. The Fund is also subject to the risk that the Adviser's judgments about the above-average growth potential of particular companies' stocks is incorrect and the perceived value of such stocks is not realized by the market, or their prices decline.


WHO MAY WANT TO INVEST:

The Fund may appeal to you if:


       o you are a long-term investor


       o you seek both growth of capital and some income

       o you believe that the market will favor growth over value stocks over the long term

       o you wish to include a growth strategy as a portion of your overall investments

You may not want to invest in the Fund if:

       o you are seeking a high level of current income

       o you are conservative in your investment approach


       o you seek stability of principal more than potential growth of capital




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


PERFORMANCE:


The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year (since 1990), and by showing how the Fund's average annual returns for one year, five years, ten years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                            THE GABELLI GROWTH FUND
                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                   1990 -2.0%
                                   1991 34.3%
                                   1992  4.5%
                                   1993 11.3%
                                   1994 -3.4%
                                   1995 32.7%
                                   1996 19.4%
                                   1997 42.6%
                                   1998 29.8%
                                   1999 46.3%

-----------------
   * The bar chart above shows the total returns for Class AAA Shares (not including sales load). The Class A, Class B and Class C Shares are new classes of the Fund for which performance is not yet available. The Class AAA Shares of the Fund are offered in a separate prospectus. The returns for the Class A, Class B and Class C Shares will be substantially similar to those of the Class AAA Shares shown in the chart above because all shares of the Fund are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ.


Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 30.2% (quarter ended December 31, 1998) and the lowest return for a quarter was (14.5)% (quarter ended September 30, 1998).




      AVERAGE ANNUAL TOTAL RETURNS                                                                     SINCE APRIL 10,
(FOR THE PERIODS ENDED DECEMBER 31, 1999)       PAST ONE YEAR     PAST FIVE YEARS    PAST TEN YEARS         1987*
-----------------------------------------       -------------     ---------------    --------------    --------------
The Gabelli Growth Fund Class AAA Shares......     46.25%              33.82%             20.29%           21.35%
S&P(REGISTRATION MARK) 500 Stock Index**......     21.03%              28.54%             18.19%           16.13%


-----------------


   * Commencement of investment operations.

  ** The S&P(REGISTRATION MARK) 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The performance of the Index does not include expenses or fees.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                 Class A          Class B         Class C
                                                                 Shares           Shares          Shares
                                                                ---------        ---------       ---------
SHAREHOLDER FEES
  (fees paid directly from your investment:)
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ........................  5.75%            None            None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price4) .....................  None             5.00%(3)        1.00%(3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ..............................................  1.00%            1.00%           1.00%
Distribution and Service (Rule 12b-1) Expenses ...............  0.25%            1.00%           1.00%
Other Expenses ...............................................  0.12%            0.12%           0.12%
                                                                -----            -----           -----
Total Annual Fund Operating Expenses .........................  1.37%            2.12%           2.12%
                                                                =====            =====           =====
--------------------------

  (1)  The sales charge declines as the amount invested increases.

  (2) If no sales charge was paid at the time of purchase as part of an investment that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.

  (3) The Fund imposes a sales charge upon redemption of Class B Shares if you sell your shares within seventy-two months after purchase. The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to redemptions of Class C Shares within twenty-four months after purchase.

  (4) "Redemption price" equals the net asset value at the time of investment or redemption, whichever is lower.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                            1 Year        3 Years        5 Years         10 Years
                                                           ---------     ----------     ----------     -----------
Class A Shares..........................................    $ 706         $ 948          $ 1,282        $ 2,127

Class B Shares
  - assuming redemption.................................    $ 715         $ 964          $ 1,339        $ 2,261
  - assuming no redemption..............................    $ 215         $ 664          $ 1,139        $ 2,261

Class C shares
  - assuming redemption.................................    $ 315         $ 664          $ 1,139        $ 2,452
  - assuming no redemption..............................    $ 215         $ 664          $ 1,139        $ 2,452


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         INVESTMENT AND RISK INFORMATION


The Fund's primary investment objective is capital appreciation, and current income is a secondary objective. The investment objective of the Fund may not be changed without shareholder approval.

The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Adviser will invest the Fund's assets primarily in companies which it believes have above-average or expanding market shares, profit margins and returns on equity. The Adviser will sell any Fund investments which lose their perceived value when compared to other investment alternatives.


The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the United States Government, various trade associations and other sources and published corporate financial data such as annual reports, 10-Ks and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations.

The Fund's assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock, preferred stock and securities which may be converted at a later time into common stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of equity securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

The Fund may also use the following investment techniques:

       o FOREIGN SECURITIES. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.


       o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, the Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include investment grade debt securities, obligations of the U.S. Government and its agencies and instrumentalities, and short-term money market instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment goal.

Investing in the Fund involves the following risks:


       o EQUITY RISK. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


       o FUND AND MANAGEMENT RISK. The Fund invests in growth stocks issued by larger companies. The Fund's price may decline if the market favors value stocks over growth stocks, or small capitalization stocks over stocks of larger companies. If the Adviser is incorrect in its assessment of the growth prospects of the securities it holds, then the value of the Fund's shares may decline.


       o FOREIGN SECURITIES RISK. Prices of the Fund's investments in foreign securities may decline because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

                             MANAGEMENT OF THE FUND

THE ADVISER. Gabelli Funds, LLC, with principal offices located at One Corporate Center, Rye, New York 10580-1434, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund's investment program under the supervision of the Fund's Board of Trustees. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.) a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc.("GAMI"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 1999, the Fund paid the Adviser a fee equal to 1.00% of the value of the Fund's average daily net assets.

THE PORTFOLIO MANAGER. Howard F. Ward is primarily responsible for the day-to-day management of the Fund. Mr. Ward is a Portfolio Manager of the Adviser, and he joined the Adviser in 1995. Prior to joining the Adviser, Mr. Ward was a Managing Director and Director of the Quality Growth Equity Management Group of Scudder, Stevens and Clark, Inc., with which he had been associated since 1982 and where he also served as a lead portfolio manager for several of its registered investment companies.

                                CLASSES OF SHARES

Three classes of the Fund's shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. The table below summarizes the differences among the classes of shares.

       o A"front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.

       o A"contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.

       o A"Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets attributable to the particular class of shares.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       CLASS A SHARES                   CLASS B SHARES                 CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------------------

Front-End Sales Load?                  Yes. The percentage              No.                            No.
                                       declines as the amount
                                       invested increases
------------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred                    Yes, for shares redeemed         Yes, for shares redeemed       Yes, for shares redeemed
sales charge?                          within twenty- four months       redeemed within seventy-       within seventy-two months
                                       after purchase as part of        two months after purchase.     after purchase.
                                       an investment greater than       Declines over time.            Declines over time.
                                       $2 million if no front-end
                                       sales charge was paid at the
                                       time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee                         0.25%                            1.00%                          1.00%

------------------------------------------------------------------------------------------------------------------------------------
Convertible to                         No.                              Yes. Automatically             No.
Another Class?                                                          converts to Class A Shares
                                                                        approximately ninety-six
                                                                        months after purchase.
------------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels                    Lower annual expenses            Higher annual expenses than    Higher annual expenses than
                                       than Class B or                  Class A Shares.                Class A Shares.
                                       Class C Shares.
------------------------------------------------------------------------------------------------------------------------------------



In selecting a class of shares in which to invest, you should consider

       o the length of time you plan to hold the shares


       o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if the Fund's assets increase in value and decreases if the Fund's assets decrease in value


       o whether you qualify for a reduction or waiver of the Class A sales charge


       o that Class B Shares convert to Class A Shares approximately ninety-six months after purchase



------------------------------------------------------------------------------------------------------------------------------------
                        IF YOU...                                                             THEN YOU SHOULD CONSIDER...
------------------------------------------------------------------------------------------------------------------------------------

 o  do not  qualify  for a reduced  or waived  front-end                 purchasing Class C Shares instead of either Class A
    sales load and intend to hold your shares for only a                 Shares or Class B Shares
    few years
------------------------------------------------------------------------------------------------------------------------------------

 o  do not  qualify  for a reduced  or waived  front-end                 purchasing Class B Shares instead of either Class A
    sales load and intend to hold your shares for several years          Shares or Class C Shares


------------------------------------------------------------------------------------------------------------------------------------


 o  do not  qualify  for a reduced  or waived  front-end                 purchasing Class A Shares
    sales load and intend to hold your shares indefinitely


------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


SALES CHARGE - CLASS A SHARES. The sales charge is imposed on Class A Shares in accordance with the following schedule:



                                                    Sales Charge            Sales Charge           Reallowance
                                                     as % of the               as % of                 to
Amount of Investment                               Offering Price*         Amount Invested       Broker-Dealers
--------------------                              ----------------        -----------------     ----------------


Under $50,000..................................        5.75%                    6.10%                 5.00%
$50,000 but under $100,000.....................        4.50%                    4.71%                 3.75%
$100,000 but under $250,000....................        3.50%                    3.62%                 2.75%
$250,000 but under $500,000....................        2.50%                    2.56%                 2.00%
$500,000 but under $1 million..................        2.00%                    2.04%                 1.75%
$1 million but under $2 million................        1.00%                    1.01%                 1.00%
$2 million but under $3 million................        0.00%**                  0.00%                 1.00%
$3 million or more ............................        0.00%**                  0.00%                 0.50%


-------------------------
*    Includes front-end sales load
**   Subject to a 1.00% CDSC for two years after purchase




SALES CHARGE REDUCTIONS AND WAIVERS - CLASS A SHARES:


Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent and agree to make purchases over time. Certain types of investors are eligible for sales charge waivers.

1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in the Fund and other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.

2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of the Fund and submit a Letter of Intent to Gabelli & Company, Inc. (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at a higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of the Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 30 days of the redemption; (3) tax-exempt organizations enumerated in
Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund; (5) qualified employee benefit plans having more


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Fund's Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940 (the"1940 Act") which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Distributor; and (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.


Investors who qualify under the categories described above should contact their brokerage firm:

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:


       o Class A Shares within approximately twenty-four months of buying them as part of an investment of greater than $2 million if no front-end sales load was paid at the time of purchase

       o Class B Shares within approximately seventy-two months of buying them

       o Class C Shares within approximately twenty-four months of buying them

The CDSC payable upon redemption of Class A Shares or Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                                  Class B Shares
Years Since Purchase                                                   CDSC
--------------------                                              --------------
First .............................................................     5.00%
Second ............................................................     4.00%
Third .............................................................     3.00%
Fourth ............................................................     3.00%
Fifth .............................................................     2.00%
Sixth .............................................................     1.00%
Seventh and thereafter ............................................     0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchase of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a money market fund, however, will not count for purposes of calculating the applicable CDSC.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

We will waive the CDSC payable upon redemptions of shares for:

       o redemptions and distributions from retirement plans made after the death or disability of a shareholder

       o minimum required distributions made from an IRA or other retirement plan account after you reach age 591/2

       o involuntary redemptions made by the Fund

       o a  distribution   from  a  tax-deferred   retirement  plan  after  your
         retirement

       o returns of excess contributions to retirement plans following the shareholder's death or disability

Conversion Feature - Class B Shares


       o Class B Shares automatically convert to Class A Shares of the Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

       o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.


       o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.


       o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be calculated from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

       o The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

The Board of Trustees may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.


RULE 12B-1 PLAN. The Fund has adopted a plan under Rule 12b-1 (the"Plan") for each of its classes of shares. Under the Plan, the Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.


For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                        Class A        Class B          Class C
                                       ---------      ---------        ---------
Service Fees.........................    0.25%           0.25%           0.25%
Distribution Fees....................    None            0.75%           0.75%

These are annual rates based on the value of each of these Class's average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Due to payments of Rule12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales load.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES


You can purchase the Fund's shares on any day the NYSE is open for trading (a"Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Distributor

The broker-dealer or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers and other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.

       o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 1-800-GABELLI (1-800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund and class of shares you wish to purchase.


         BY MAIL                                        BY PERSONAL DELIVERY
         -------                                        --------------------
         THE GABELLI FUNDS                              THE GABELLI FUNDS
         P.O. BOX 8308                                  C/O BFDS
         BOSTON, MA 02266-8308                          66 BROOKS DRIVE
                                                        BRAINTREE, MA 02184

       o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 1-800-GABELLI (1-800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                      [ABA #011-0000-28 REF DDA #99046187]
                           RE: THE GABELLI GROWTH FUND
                              ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110

         If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under"By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its shares at the net asset value next determined after the Fund receives your completed subscription order form and your payment, subject to a sales charge in the case of Class A Shares. See"Pricing of Fund Shares" for a description of the calculation of net asset value as described under"Classes of Shares - Sales Charges - Class A Shares."


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See"Retirement Plans" and"Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments. Broker-dealers may have different minimum investment requirements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


RETIREMENT PLANS. The Fund has available a form of IRA,"Roth" IRA and Education IRA for investment in Fund shares that may be obtained from the Distributor by calling 1-800-GABELLI (1-800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as"Keogh" or"H.R. 10" plans. The Fund does not currently act as sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. There is no minimum initial investment for accounts establishing an automatic investment plan. Call the Distributor at 1-800-GABELLI (1-800-422-3554) for more details about the plan.

GENERAL. State Street will not issue share certificates unless requested by you. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Fund's minimum purchase requirement.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission orders the Fund to suspend redemptions.

The Fund redeems its shares at the net asset value next determined after the Fund receives your redemption request, subject in some cases to a CDSC as described under"Classes of Shares - Contingent Deferred Sales Charges." See"Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after State Street receives the request. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.

In the event that you wish to redeem shares and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA account) if their value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $1,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected at the net asset value next determined after the Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after it receives your redemption request. If you purchased your Fund shares by check or through an Automatic Investment Plan, you may not receive proceeds from your redemptions until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the redemption until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

The Fund may pay to you your redemption proceeds wholly or partly in portfolio securities. Payments would be made in portfolio securities, only in the rare instance that the Fund's Board of Trustees believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES

You can exchange shares of the Fund you hold for shares of the same class of another fund managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through exchange call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate they had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in the money market fund.

In effecting an exchange:

              o you must meet the minimum  investment  requirements for the fund whose shares you purchase through exchange

              o if you are  exchanging  into a fund with a higher sales  charge, you must pay the difference at the time of exchange

              o you may realize a taxable gain or loss


              o you should read the  prospectus of the fund whose shares you are purchasing through exchange (call your broker to obtain the prospectus)

              o you should be aware that  brokers may charge a fee for  handling an exchange for you

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


       o EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone by calling 1-800-GABELLI (1-800-422-3554). You may not exchange shares by telephone if you hold share certificates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


       o EXCHANGES BY MAIL. You may send a written request for exchanges to: The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the fund whose shares you wish to acquire.


       o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

We may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

                             PRICING OF FUND SHARES


The Fund's net asset value per share is calculated separately for each class of shares on each Business Day. It is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

The Fund's net asset value is calculated separately for each class and is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value is computed by dividing the value of the Fund's net assets (i.e. the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of its shares outstanding at the time the determination is made. The Fund uses market quotations in valuing its portfolio securities. Short-term investments that mature in 60 days or less are valued at amortized cost, which the Trustees of the Fund believe represents fair value. The price of Fund shares for purposes of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.

Because the Fund is not open for business every day that its assets trade, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

                          DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions may differ for different classes of shares. The Fund intends to pay dividends and capital gains distributions, if any, on an annual basis. You may have dividends or capital gains distributions that are declared by the Fund automatically reinvested at net asset value in additional shares of the Fund. You will make an election to receive dividends and distributions in cash of Fund shares at the time you purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 TAX INFORMATION


The Fund expects that its distributions will consist primarily of net investment income and net realized capital gains. Capital gains may be taxed at different rates depending on the length of time the Fund holds the asset giving rise to such capital gains Dividends out of net investment income and distributions of net realized short-term capital gains (i.e. gains from assets held by the Fund for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal, state or local taxes. An exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax.


This summary of tax consequences is intended for general information only. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.

                              FINANCIAL HIGHLIGHTS


The Class A, Class B and Class C Shares of the Fund have not previously been offered and therefore do not have previous financial history.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             THE GABELLI GROWTH FUND

                              CLASS A, B, C SHARES
================================================================================

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


The Fund's semi-annual and annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investments policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:


                             The Gabelli Growth Fund
                              One Corporate Center
                                 Rye, NY 10580
                   Telephone: 1-800-GABELLI (1-800-422-3554)
                                www.gabelli.com
--------------------------------------------------------------------------------

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can get text-only copies:

       o For a fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request at the following email address: publicinfo@sec.gov.


       o Free from the Commission's Website at http://www.sec.gov.


(Investment Company Act file no. 811-4873)

--------------------------------------------------------------------------------

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               fax: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                             EMAIL: INFO@GABELLI.COM
(Net Asset Value may be obtained daily by calling 1-800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                               Call 1-800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------



     TABLE OF CONTENTS
     -----------------
INVESTMENT AND PERFORMANCE SUMMARY ..............  2-4

INVESTMENT AND RISK INFORMATION .................  5-6

MANAGEMENT OF THE FUND ..........................    6
     Classes of Shares ..........................    6
     Purchase of Shares .........................   11
     Redemption of Shares .......................   12
     Exchange of Shares .........................   13
     Pricing of Fund Shares .....................   14
     Dividends and Distributions ................   14
     Tax Information ............................   15

FINANCIAL HIGHLIGHTS ............................   15

                             THE GABELLI GROWTH FUND


                       Statement of Additional Information

                                   May 1, 200

This Statement of Additional Information (the "SAI"), which is not a prospectus, describes The Gabelli Growth Fund (the "Fund"). This SAI should be read in conjunction with the Fund's Prospectuses for Class A Shares, Class B Shares, Class C Shares and Class AAA Shares, each dated May 1, 2000. For a free copy of the Prospectuses, please contact the Fund at the address, telephone number or Internet Web site printed below.


                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)
                             HTTP://WWW.GABELLI.COM

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION............................................................1
INVESTMENT STRATEGIES AND RISKS................................................1
INVESTMENT RESTRICTIONS........................................................6
TRUSTEES AND OFFICERS..........................................................7
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS....................................11
INVESTMENT ADVISORY AND OTHER SERVICES........................................11
DISTRIBUTION PLANS............................................................15
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................16
REDEMPTION OF SHARES..........................................................18
DETERMINATION OF NET ASSET VALUE..............................................18
DIVIDENDS AND DISTRIBUTIONS...................................................19
TAXATION......................................................................19
INVESTMENT PERFORMANCE INFORMATION............................................23
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES..........................23
FINANCIAL STATEMENTS..........................................................20
APPENDIX A ..................................................................A-1

                               GENERAL INFORMATION

The Fund is a diversified, open-end, management investment company organized under the laws of the Commonwealth of Massachusetts on October 24, 1986. The Fund commenced investment operations on April 10, 1987.


                         INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize and certain risks associated with such investments and strategies.


CONVERTIBLE SECURITIES

The Fund may invest in convertible securities when it appears to Gabelli Funds, LLC, the Fund's adviser (the "Adviser") that it may not be prudent to be fully invested in common stocks. The Fund will normally purchase only investment grade, convertible debt securities having a rating of, or equivalent to, a Standard & Poor's Rating Service ("S&P") rating of at least "BBB" (which securities may have speculative characteristics) or, if unrated, judged by the Adviser to be of comparable quality. However, the Fund may also invest up to 15% of its assets in more speculative convertible debt securities which appear to present an advantageous means of acquiring common stock having potential capital appreciation provided such securities have a rating of, or equivalent to, at least an S&P rating of "B" or, if unrated, judged by the Adviser to be of comparable quality. Corporate debt obligations having a "B" rating will likely have some quality and protective characteristics which, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions. Although lower rated debt securities generally have higher yields, they are also more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market. A description of corporate debt ratings including convertible securities is contained in Appendix A.


As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stocks on an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability of the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of
economic  uncertainty.   Moreover,  adverse  publicity  or  the  perceptions  of
investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

BORROWING


The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowing from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate up to 20% of its assets to secure such borrowings.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of securities purchased.



INVESTMENTS IN WARRANTS AND RIGHTS

The Fund may invest up to 5% of its total assets in warrants and rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time.


Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and thus can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the Fund whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

INVESTMENTS IN SMALL, UNSEASONED COMPANIES AND OTHER ILLIQUID SECURITIES

The Fund may invest up to 5% of its net assets in small, less well-known companies which have operated for less than three years (including predecessors). The securities of such companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.


The Fund will not in the aggregate invest more than 10% of its net assets in illiquid securities. These securities include securities which are restricted for public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board of Trustees. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Trustees will monitor their liquidity.


LOANS OF PORTFOLIO SECURITIES

To increase income and pay a portion of its expenses, the Fund may lend its portfolio securities to broker-dealers or financial institutions, provided the loan is (1) collateralized according to the regulatory requirements discussed below and (2) limited so that the value of all loaned securities does not exceed 25% of the value of the Fund's net assets. Under applicable regulatory requirements (which are subject to change), the loan collateral must be cash, a letter of credit from a U.S. bank or U.S. Government securities and must at all times at least equal the value of the loaned securities. The Fund must receive reasonable interest on the loan, any distributions on the securities and any increase in their market value. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code of 1986, as amended (the "Code") and permit it to reacquire loaned securities on five days' notice or in time to vote on any important matter.


CORPORATE REORGANIZATIONS

In general, securities of companies engaged in reorganization transactions sell at a premium to their historic market price immediately prior to the announcement of a tender offer or reorganization proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress.

In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirement that, except for the investment of up to 25% of its assets in any one company or industry, not more than 5% of its assets may be invested in the securities of any issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

WHEN ISSUED, DELAYED DELIVERY SECURITIES & FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.


OTHER INVESTMENT COMPANIES

The Fund does not intend to purchase the shares of other open-end investment companies but reserves the right to invest up to 10% of its total assets in the securities of closed-end investment companies including small business investment companies (not more than 5% of its total assets may be invested in more than 3% of the securities of any investment company). To the extent that the Fund invests in the securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. Government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, not more than 5% of the Fund's total assets may be invested in repurchase agreements. In addition, the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 10% of its total assets would be so invested. These percentage limitations are fundamental and may not be changed without shareholder approval.


Writing Covered Call Options

The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. In writing covered call options, the Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the asset involved in the option.

A call option gives the holder (buyer) the "right to purchase" a security, currency or other asset at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation. The Fund will write only covered call options. This means that the Fund will own at least the same quantity of the security, currency or other assets subject to the option or an option to purchase the same underlying security, currency or other asset, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash or liquid securities having a value equal to the fluctuating market value of the optioned assets.

Portfolio assets on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. Writing covered call options may be used by the Fund to reduce its exposure to securities it does not wish to sell at the time it writes the option. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying asset above the exercise price, retains the risk of loss should the price decline and also gives up, to some degree, control over the timing of sale of the underlying assets. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying asset during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying asset. The Fund does not consider an asset covering a call to be "pledged" as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying asset from being called, or to permit the sale of the underlying asset. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying asset with either a different exercise price or expiration date or both. The Fund will be unable to control losses or effect such strategies through closing transactions where a liquid secondary market for options on such assets does not exist. If the Fund desires to sell a particular asset from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the asset. If the Fund cannot enter into such a transaction, it may be required to hold an asset that it might otherwise have sold. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying asset for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such asset from its portfolio. In such cases, additional costs may be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying asset, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying asset owned by the Fund. However, gains and losses on investments in options depend in part on the Adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors. Options may fail as hedging techniques in cases where the price movements of the securities underlying the options do not follow the price movements of the portfolio securities subject to the hedge.

Purchasing Put Options

The Fund may purchase put options in securities, currencies or other assets owned by the Fund or on options to purchase the same underlying security, currency or other assets, having an exercise price equal to or less than the exercise price of the put option. As the holder of a put option, the Fund would have the right to sell the underlying asset at the exercise price at any time during the option period or at the expiration of the option. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its assets. An example of such use of put options is provided below.

The Fund may purchase a put option on an underlying asset owned by the Fund (a "protective put") but does not wish to sell at that time as a defensive technique in order to protect against an anticipated decline in the value of the asset. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying asset at the put exercise price regardless of any decline in the underlying asset's value. For example, a put option may be purchased in order to protect unrealized appreciation of an asset where the Adviser deems it desirable to continue to hold the asset because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the asset is eventually sold.

                             INVESTMENT RESTRICTIONS

The Fund's investment objectives and the following investment restrictions are fundamental and may not be changed without the approval of a majority of the Fund's shareholders, defined as the lesser of (1) 67% of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or the use of assets set forth below is adhered to at the time the transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy.
Under such restrictions, the Fund may not:

         (1) Purchase the securities of any one issuer, other than the United States Government or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

         (2) Invest more than 25% of the value of its total assets in any particular industry;

         (3) Purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchase and sales of securities;

         (4) Make loans of its assets except pursuant to the conditions set forth in the Prospectus or for the purchase of debt securities;

         (5) Borrow money except subject to the restrictions set forth in this SAI;

         (6) Mortgage, pledge or hypothecate any of its assets except that, in connection with permissible borrowings mentioned in paragraph 5 above, not more than 20% of the assets of the Fund (not including amounts borrowed) may be used as collateral;

         (7) Invest more than 5% of its total assets in more than 3% of the securities of another investment company or invest more than 10% of its total assets in the securities of other investment companies, nor make any such investments other than through purchase in the open market where to the best information of the Fund no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase;

         (8) Act as an underwriter of securities of other issuers;

         (9) Invest, in the aggregate, more than 10% of the value of its total assets in securities for which market quotations are not readily available, securities which are restricted for public sale, or in repurchase agreements maturing or terminable in more than seven days;

         (10) Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

         (11) Sell securities short or invest in options, except that the Fund may (i) buy put options on assets it holds or has the right to obtain, (ii) sell call options on securities it holds or has the right to obtain, and (iii) buy and sell offsetting options to terminate the Fund's obligations;

         (12) Purchase or acquire commodities or commodity contracts;

         (13) Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing;

         (14) Participate on a joint, or a joint and several, basis in any securities trading account; or

         (15) Invest in companies for the purpose of exercising control.


                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Fund's Board of Trustees is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Board also elects the Fund's officers who conduct the daily business of the Fund. The Trustees and executive officers of the Fund, their ages and their principal occupations during the last five years and their affiliations, if any with the Adviser, are set forth below. Trustees deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York 10580-1434.

NAME, AGE AND POSITION(S)
WITH FUND                      PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------       -------------------------------------------------


Mario J. Gabelli*              Chairman  of   the  Board  and  Chief  Investment
Trustee                        Officer of  Gabelli  Asset  Management  Inc.  and
Age: 57                        Chief   Investment Officer of Gabelli Funds,  LLC
                               and GAMCO Investors, Inc.; Chairman of the  Board
                               and Chief Executive Officer of Lynch  Corporation
                               (diversified manufacturing company) and  Chairman
                               of the  Board of  Lynch  Interactive  Corporation
                               (multimedia and services  company);  Director  of
                               Spinnaker    Industries,    Inc.   (manufacturing
                               company); Director or Trustee of 16 other mutual funds advised by Gabelli Funds LLC and its affiliates..


Felix J. Christiana,           Formerly   Senior  Vice  President  of  Dry  Dock
Trustee                        Savings Bank; Director  or Trustee  of  10  other
Age: 75                        mutual  funds  advised  by Gabelli Funds, LLC and
                               its affiliates.

Anthony J. Colavita            President and Attorney at Law in the law  firm of
Trustee                        Anthony J. Colavita,  P.C. since  1961;  Director
Age: 64                        or Trustee of 17 other  mutual funds  advised  by
                               Gabelli Funds, LLC and its affiliates.

James P. Conn,                 Former  Managing   Director and C hief Investment
Trustee                        Officer of Financial Security Assurance  Holdings
Age: 62                        Ltd. 1992-1998; Director of Meditrust Corporation
                               (real estate investment trust) and First Republic
                               Bank; Director or Trustee of 5 other mutual funds advised by Gabelli Funds, LLC and its affiliates.

NAME, AGE AND POSITION(S)
WITH FUND                      PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
------------------------       -------------------------------------------------

Karl Otto Pohl*+               Member  of  the  Shareholder  Committee  of   Sal
Trustee                        Oppenheim Jr. & Cie  (private  investment  bank);
Age: 70                        Director  of   Gabelli  Asset  Management   Inc.,
                               (investment management), Zurich Allied (insurance
                               company),   and  TrizecHahn  Corp.  (real  estate
                               company);   Former   President  of  the  Deutsche
                               Bundesbank  and  Chairman  of  its  Central  Bank
                               Council  from  1980  through  1991;  Director  or
                               Trustee of all other mutual funds advised by Gabelli Funds, LLC and its affiliates.

Anthony R. Pustorino, CPA,     Certified   Public   Accountant;   Professor   of
Trustee                        Accounting, Pace University, since 1965; Director
Age: 74                        or Trustee of 10 other mutual  funds  advised  by
                               Gabelli Funds, LLC and its affiliates.

Anthony Torna,*                Registered Representative with  Herzog,  Heine  &
Trustee                        Geduld, Inc.
Age: 73

Anthonie C. van Ekris,         Managing   Director   of  Balmac   International;
Trustee                        Director of Spinnaker  Industries, Inc.; Director
Age: 66                        of Stahel Hardmeyer A.Z.; Director or Trustee  of
                               10 other mutual funds advised by Gabelli Funds, LLC and its affiliates.

Bruce N. Alpert                Executive  Vice  President  and  Chief  Operating
Vice President and             Officer  of  Gabelli   Funds,  LLC  since   1988;
Treasurer                      President and Director of Gabelli Advisers,  Inc.
Age: 48                        and an Officer of all  mutual  funds  advised  by
                               Gabelli Funds, LLC and its affiliates.

James E. McKee,                Secretary  of Gabelli Funds, LLC; Vice President,
Secretary                      Secretary and General Counsel of GAMCO Investors,
Age: 36                        Inc. since  1993 and of Gabelli  Asset Management
                               Inc.  since 1999;  Secretary  of all mutual funds
                               advised  by  Gabelli   Funds,   LLC  and  Gabelli
                               Advisers, Inc. since August 1995.
----------------------
+ Mr. Pohl is a Director of the parent company of the Adviser.

The Fund, its investment adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Fund.

No director, officer or employee of Gabelli & Company, Inc. ("Gabelli & Company" or the "Distributor") or the Adviser or of any affiliate of Gabelli & Company or the Adviser receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each of its Trustees who is not a director, officer or employee of the Adviser or any of their affiliates, $6,000 per annum plus $500 per meeting attended in person or by telephone and reimburses each Trustee for related travel and out-of-pocket expenses. The Fund also pays each Trustee serving as a member of the Audit, Proxy or Nominating Committees a fee of $500 per committee meeting, if held on a day other than a regularly scheduled board meeting and the Chairman of each committee receives $1,000 per annum.



                                              COMPENSATION TABLE

---------------------------------------------------------------------------------------------------------------------
         (1)                                        (2)                                (3)

                                                                                        TOTAL COMPENSATION
                                                AGGREGATE COMPENSATION                FROM THE FUND AND FUND
        NAME OF PERSON, POSITION                     FROM THE FUND                  COMPLEX PAID TO TRUSTEES*
---------------------------------------------------------------------------------------------------------------------

Mario J. Gabelli                                     $     0                           $        0        (17)
Trustee

Anthony J. Colavita                                  $10,000                           $        94,875   (18)
Trustee

Felix J. Christiana                                  $10,000                           $        99,250   (11)
Trustee

James P. Conn                                        $8,000                            $        53,625   (6)
Trustee

Dugald A. Fletcher**                                 $8,500                            $        17,000   (2)
Adviser

Karl Otto Pohl                                       $2,000                            $        7,042    (19)
Trustee

Anthony R. Pustorino                                 $11,500                           $        107,250 (11)
Trustee

Anthony Torna                                        $9,000                            $        9,000    (1)
Trustee

Anthonie C. van Ekris                                $8,500                            $        60,000   (11)
Trustee

Salvatore J. Zizza**                                 $8,500                            $        58,750   (5)
Adviser

------------------
* The total compensation paid to such persons during the calendar year ending December 31, 1999 by investment companies (including the Fund) from which such person receives compensation that are part of the same Fund complex as the Fund because they have common or affiliated investment advisers. The number in parentheses represents the number of such investment companies.

** Dugald A. Fletcher and Salvatore J. Zizza resigned as Trustees of the Fund on
   March 11, 1997 and March 19, 1997, respectively. They continue to serve as advisors to the Trustees for which they receive compensation as indicated above.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of April 17, 2000, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares:



         NAME AND ADDRESS                % OF CLASS          NATURE OF OWNERSHIP
         ----------------                ----------          -------------------
         Charles Schwab & Co. Inc.       19.56%              Record(a)
         Special Custody Account
         FBO Customers
         101 Montgomery Street
         San Francisco, CA 94104-4122

---------------
(a) Charles Schwab disclaims beneficial ownership and has not indicated that any account holder owns beneficially more than 5% of the shares of the Fund.

As of April 17, 2000, as a group, the Trustees and officers of the Fund (other than Mr. Gabelli) owned less than 1% of the outstanding shares of common stock of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The Adviser is a New York limited liability company which also serves as Adviser to 13 other open-end investment companies and 4 closed-end investment companies with aggregate assets in excess of $10.6 billion as of December 31, 1999. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest of the parent company of the Adviser. The Adviser has several affiliates that provide investment advisory services: GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had aggregate assets in excess of $9.4 billion under its management as of December 31, 1999. Gabelli Advisers, Inc. acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $390 million as of December 31, 1999; Gabelli Securities, Inc. acts as investment adviser to certain alternative investments products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $230 million as of December 31, 1999; and Gabelli Fixed Income LLC acts as investment adviser for the five portfolios of The Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $1.4 billion as of December 31, 1999.



Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison-pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differ from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

Pursuant to an Amended and Restated Investment Advisory Contact, which was approved by shareholders of the Fund at a meeting held on May 11, 1992 (the "Contract"), the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions of the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Trustees of the Fund.

Under the Contract, the Adviser also (i) provides the Fund with services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's custodian and transfer agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including PFPC Inc., the Fund's Sub-Administrator and State Street Bank & Trust Company, the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities; (iv) prepares, but does not pay for, the periodic updating of the Fund's registration statement, Prospectuses and Additional Statement, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund's tax returns, and reports to the Fund's shareholders and the SEC; (v) calculates the net asset value of shares in the Fund; (vi) prepares, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Gabelli & Company Inc. (the "Distributor"), which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Fund's Board of Trustees and minutes of such meetings in all matters required by the Act to be acted upon by the Board.

The Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

By its terms, the Contract will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board of Trustees or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Trustees who are not parties to the Contract or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contract. The Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.


       ADVISORY FEES EARNED AND ADVISORY FEES WAIVED
         FOR THE FISCAL YEARS ENDED DECEMBER 31,
 --------------------------------------------------------
          1997 Fees        1998 Fees        1999 Fees   |
 -------------------------------------------------------|
        Earned             Earned            Earned     |
 ------------------------------------- -----------------|
      $7,701,864        $14,542,759       $22,489,007   |
 -------------------------------------------------------|


SUB-ADMINISTRATOR

PFPC Inc. (formerly known as First Data Investor Services Group, Inc.) (the "Sub-Administrator"), a majority-owned subsidiary of PNC Bank Corp. which is located at 101 Federal Street, Boston Massachusetts 02110, serves as Sub-Administrator to the Fund pursuant to a Sub-Administration Agreement with the Adviser (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Fund's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Fund with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Fund, internal auditing and legal services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Fund Board of Trustees' Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Fund's net asset value per share, provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio and, when requested, calculates the amounts permitted for the payment of distribution expenses under any distribution plan adopted by the Fund; (f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Fund in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Advisor pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion - 0.0275%; $10 billion to $15 billion - .0125%; over $15 billion - 0.01%.


COUNSEL


Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Fund's legal counsel.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants, have been selected to audit and express their opinion on the Fund's annual financial statements.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street, 225 Franklin Street, Boston, MA 02110, is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, Two Heritage Drive, Quincy, Massachusetts 02171, performs the services of transfer agent and divided disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.


DISTRIBUTOR

To implement the Fund's Rule 12b-1 Plan, the Fund has entered into a Distribution Agreement with the Distributor, a New York corporation which is an indirect majority owned subsidiary of Gabelli Asset Management Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.

                               DISTRIBUTION PLANS

The Fund has adopted a Plan of Distribution (a "Plan") pursuant to Rule 12b-1 under the 1940 Act on behalf of each of the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Payments may be made by the Fund under each Distribution Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations. Payments under the Plan are not solely dependent on distribution expenses actually incurred by the Distributor. The Plan is intended to benefit the Fund by increasing assets and thereby reducing the Fund's expense ratio.

Under its terms, each Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Fund ("Independent Trustees"). No Plan may be amended to increase materially the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of any Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under each Plan, the Distributor will provide the Trustees periodic reports of amounts expended under each Plan and the purpose for which expenditures were made. During the fiscal year ended December 31, 1999, the Fund made distribution payments to the Distributor pursuant to the Class AAA Share Plan in the amount of $5,622,252, or 0.25% of the Fund's average net assets. Of this amount $152,400 was spent on advertising, $228,500 for printing, postage and stationary, $381,400 for overhead support expenses, $612,900 for salaries of personnel of the Distributor and $2,311,800 to brokers-dealers. The Plan compensates the Distributor regardless of expenses.

No interested person of the Fund or any Independent Trustee of the Fund had a direct or indirect financial interest in the operation of the Plan or related agreements.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Under the Contract, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to Gabelli & Company, a broker-dealer affiliate of the Adviser; (2) pay commissions to brokers other than Gabelli & Company which are higher than might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it; and (3) consider the sales of shares of the Fund by brokers other than Gabelli & Company as a factor in its selection of brokers for Fund portfolio transactions. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a brokerage firm and a commission is paid wherever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities may usually include undisclosed commissions or markups.

When consistent with the objective of obtaining best execution, Fund brokerage may be directed to brokers or dealers which furnish brokerage or research services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. The commissions charged by a broker furnishing such brokerage or research services may be greater than that which another qualified broker might charge if the Adviser determines, in good faith, that the amount of such greater commission is reasonable in relation to the value of the additional brokerage or research services provided by the executing broker, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser or its advisory affiliates to the accounts over which they exercise investment discretion. Since it is not feasible to do so, the Adviser need not attempt to place a specific dollar value on such services or the portion of the commission which reflects the amount paid for such services but must be prepared to demonstrate a good faith basis for its determinations.

Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic or institutional activity areas. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts.

Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers, the Adviser does consider the level of services provided and, based on such determinations, has allocated brokerage commissions of $0 on portfolio transactions in the principal amounts of $0 during 1999. The average commission on these transactions was $0 per share.


The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company when it appears that, as an introducing broker or otherwise, Gabelli & Company can obtain a price and execution which is at least as favorable as that of other qualified brokers. As required by Rule 17e-1 under the 1940 Act, the Board of Trustees of the Fund has adopted procedures which provide that commissions paid to Gabelli & Company on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the procedures contain requirements that the Board, including its "Independent Trustees," conduct periodic compliance reviews of such brokerage allocations. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.


To obtain the best execution of portfolio transactions on the New York Stock Exchange ("NYSE"), Gabelli & Company controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli & Company, and settled directly with the Custodian of the Fund by a clearing house member firm which remits the commission less its clearance charges to Gabelli & Company. Pursuant to an agreement with the Fund, Gabelli & Company pays all charges incurred for such services and reports at least quarterly to the Board the amount of such expenses and commissions. The net compensation realized by Gabelli & Company for its brokerage services is subject to the approval of the Board and the Independent Trustees of the Fund who must approve the continuance of the arrangement at least annually. Commissions paid the Fund pursuant to the arrangement may not exceed the commission level specified by the procedures described above. Gabelli & Company may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct order access rules similar to those of the NYSE.


The following table sets forth certain information regarding the Fund's payment of brokerage commissions, including commissions paid to Gabelli & Company.

                                                                       Fiscal Year
                                                                         Ended
                                                                       DECEMBER 31,          Commissions
                                                                                                PAID

Total Brokerage Commissions                                                1997               $   894,602
                                                                           1998               $ 1,330,436
                                                                           1999               $   590,796

Commissions paid to Gabelli & Company                                      1997               $     3,750
                                                                           1998               $         0
                                                                           1999               $         0

% of Total Brokerage Commissions paid to Gabelli & Company                 1999                  0%

% of Total Transactions involving Commissions paid to                      1999                  0%
Gabelli & Company

                              REDEMPTION OF SHARES


Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected in the discretion of the Board of Trustees of the Fund and taken at their value used in determining the Fund's net asset value per share as described under "Computation of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the shareholder has redeemed more than $250,000 over the preceeding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.


Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the net asset value of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.



                        DETERMINATION OF NET ASSET VALUE

Net asset value ("NAV") is calculated separately for each class of the Fund. The NAV of Class B Shares and Class C Shares of the Fund will generally be lower than the NAV of Class A Shares or Class AAA Shares as a result of the higher distribution-related fee to which Class B Shares and Class C Shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining the Fund's NAV per share, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked prices on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value.

Readily marketable securities not listed on the NYSE but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Trustees deems appropriate to reflect their fair value. If no asked prices are quoted on such day, then the security is valued at the closing bid price on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Trustees shall determine in good faith to reflect its fair market value.


Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. Securities traded primarily on foreign exchanges are valued at the closing price on such foreign exchange immediately prior to the close of the NYSE.

United States Government obligations and other short-term debt instruments having 60 days or less remaining until maturity are stated at amortized cost. Short-term debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees designed to reflect in good faith the fair value of such securities.


                           DIVIDENDS AND DISTRIBUTIONS


Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless you have elected otherwise, be paid on the payment date fixed by the Board of Trustees in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions in cash or in additional shares may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. No sales charges or other fees are imposed on shareholders in connection with the reinvestment of dividends and capital gains distribution. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

                                    TAXATION

GENERAL

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change and which may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to investors in light of their particular circumstances. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAX STATUS OF THE FUND

The Fund has qualified and intends to remain qualified to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities and the securities of other regulated investment companies) of any one issuer or of any two or more issuers that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. [THE FUND INTENDS TO DISTRIBUTE SUBSTANTIALLY ALL OF SUCH INCOME.]

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on [OCTOBER 31] [HAS THE FUND ELECTED TO USE NOVEMBER 321 OR DECEMBER 31?] of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. [TO AVOID APPLICATION OF THE EXCISE TAX, THE FUND INTENDS TO MAKE DISTRIBUTIONS IN ACCORDANCE WITH THE CALENDAR YEAR DISTRIBUTION REQUIREMENT.]


A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.



DISTRIBUTIONS

Distributions of investment company taxable income (which includes taxable interest and dividend income and the excess of net short-term capital gains over long-term capital losses) are taxable to U.S. shareholders as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations and to the extent the aggregate amount of such dividends do not exceed the aggregate dividends received by the Fund for the taxable year, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Capital gains may be taxed at different rates depending on how long the Fund held the asset giving rise to such gains. Distributions of the excess of net long-term capital gains over net short-term capital losses realized, if any, properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders at the rates applicable to long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions of net capital gains from assets held for one year or less will be taxable to shareholders at rates applicable to ordinary income.


To the extent that the Fund retains any net long-term capital gains, it may designate them as "deemed distributions" and pay a tax thereon for the benefit of its shareholders. In that event, the shareholders report their share of the Fund's retained realized capital gains on their individual tax returns as if it had been received, and report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is then added to the shareholder's cost basis for his shares. Shareholders who are not subject to U.S. federal income tax or tax on capital gains should be able to file a return on the appropriate form or a claim for refund that allows them to recover the tax paid on their behalf.


Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Investors should be careful to consider the tax implications of buying shares of the Fund just prior to the record date of a distribution (including a capital gain dividend). The price of shares purchased at such a time will reflect the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.


FOREIGN TAXES

The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. The Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations and consequently will not qualify to elect to treat any foreign taxes paid by the Fund as having been paid by the Fund's shareholders.

DISPOSITIONS

Upon a redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and for noncorporate shareholders the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six month period would be a long-term capital loss to the extent of such distribution.

BACKUP WITHHOLDING

The Fund generally will be required to withhold U.S. federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). Non-U.S. investors should consult their own tax advisers regarding U.S. federal, state, local and foreign tax considerations.

FUND INVESTMENTS

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Code section 1092, which applies to certain straddles, may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under section 1092, the Fund may be required to postpone recognition of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or related options.

Special Code provisions applicable to Fund investments, discussed above, may affect characterization of gains and losses realized by the Fund, and may accelerate recognition of income or defer recognition of losses. The Fund will monitor these investments and when possible will make appropriate elections in order to mitigate unfavorable tax treatment.

                       INVESTMENT PERFORMANCE INFORMATION

The investment performance of the Fund quoted in advertising or sales literature for the sale of its shares will be calculated on a total return basis which assumes the reinvestment of all dividends and distributions. Total return is computed by comparing the value of an assumed investment in Fund shares at the offering price in effect at the beginning of the period shown with the redemption price of the same investment at the end of the period (including share(s) accrued thereon by the reinvestment of dividends and distributions). Performance quotations given as a percentage will be derived by dividing the amount of such total return by the amount of the assumed investment. When the period shown is greater than one year, the result is referred to as cumulative performance or cumulative total return.

Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to life of the Fund), and are calculated pursuant to following formula:


                                  P(1+T)n = ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV= the redeemable value at the end of the period of a $1,000 payment made at the beginning of period. Total return figures will reflect the deduction of Fund expenses (net of certain expense reimbursement by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.

Investors are cautioned that past results are not necessarily representative of future results; that investment returns and principal value will fluctuate; that investment performance is primarily a function of portfolio management (which is affected by the economic and market environment as well as the volatility of portfolio investments) and operating expenses; and that performance information, such as that described above, may not provide a valid basis of comparison with other investments and investment companies using a different method of computing performance data.

         The Fund's average annual total return figures for Class AAA Shares are as follows:

         46.3% for the one year fiscal period from January 1, 1999 through December 31, 1999

         33.8% for the five year period from January 1, 1995 through December 31, 1999

         20.3% for the ten year period from January 1, 1990 through December 31, 1999

         21.4% for the period from the Fund's inception on April 10, 1987 through December 31, 1999

As of December 31, 1999 the Fund had not commenced offering Class A, Class B and Class C Shares to the public.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


The Fund may issue an unlimited number of full and fractional shares of beneficial interest (par value $.01 per share). The Fund's shares have no preemptive or conversion rights.

VOTING RIGHTS

Shareholders are entitled to one vote for each share held (and fractional votes for fractional shares) and may vote on the election of Trustees and on other matters submitted to meetings of shareholders. As a Massachusetts Business Trust, the Fund is not required, and does not intend, to hold regular annual shareholder meetings but may hold special meetings for the consideration of proposals requiring shareholder approval such as changing fundamental policies. In addition, the Fund's Trustees will call a meeting of shareholders to vote upon the written request of the shareholders of 331/3% of its shares (10% in the case of removal of a Trustee). In addition, ten shareholders holding the lesser of $25,000 worth or one percent of Fund shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense, the applicants' communication to all other shareholders. The Declaration of Trust, as amended and supplemented, provides that the Fund's shareholders have the right, upon the declaration in writing or vote of more than two thirds of its outstanding shares, to remove a Trustee. Except for a change in the name of the Trust, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of more than 50% of its outstanding shares. Shareholders have no preemptive or conversion rights. The Fund may be terminated upon the sale of its assets to another issuer, if such sale is approved by the vote of the holders of more than 50% of its outstanding shares.
If not so terminated, the Fund intends to continue indefinitely.


LIABILITIES

The Fund's Declaration of Trust, as amended and supplemented, provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust, as amended and supplemented, protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of this office. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for a trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations since the Declaration of Trust provides for indemnification and reimbursement of expenses out of the property of the Fund to any shareholder held personally liable for any obligation of the Fund and also provides that the Fund shall, if requested, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment recovered thereon.

                              FINANCIAL STATEMENTS

The Fund's Financial Statements for the year ended December 31, 1999, including the report of PricewaterhouseCoopers LLP, independent accountants, is incorporated by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge. PricewaterhouseCoopers LLP provides audit services, tax preparation and assistance and consultation in connection with certain SEC filings.

                                   APPENDIX A

                      DESCRIPTION OF CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.       An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's Investors Services, Inc.'s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa A, Baa Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1 and B-1.


STANDARD & POOR'S RATINGS SERVICE

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). Capacity to pay interest and repay principal is extremely strong.
AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.
A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.
BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus(+) Or Minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                            PART C: OTHER INFORMATION

Item 23. EXHIBITS


         (a)(1)   Declaration of Trust is filed herewith.

         (a)(2)   Supplemental Declaration of Trust is filed herewith.

         (a)(3)   Articles of Amendment are filed herewith.

         (b) Registrant's By-laws are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A as filed with the SEC on April 30, 1997 ("Post-Effective Amendment No. 14").

         (c)      Not Applicable.

         (d)(1) Amended and Restated Investment Advisory Agreement between the Registrant and Gabelli Funds, Inc. dated May 12, 1992 is incorporated by reference to Post-Effective Amendment No. 14.

         (d)(2) Amendment No. 1 dated February 17, 1999 to the Amended and Restated Investment Advisory Agreement dated May 12, 1992 is filed herewith.

         (e)      Amended  and  Restated  Distribution   Agreement  between  the
                  Registrant and Gabelli & Company, Inc. dated April 28, 2000 is filed herewith.

         (f)      Not Applicable.

         (g)(1) Custody Agreement between the Registrant and State Street Trust & Bank Company ("State Street") dated January 22, 1986 is incorporated by reference to Post-Effective Amendment No. 14.

         (g)(2) Amendment to Custody Agreement dated February 14, 1991 is incorporated by reference to Post-Effective Amendment No. 14.

         (g)(3)   Amendment  to  Custody   Agreement   dated  May  13,  1991  is
                  incorporated by reference to Post-Effective Amendment No. 14.

         (h)(1)   Transfer  Agency  Agreement  between the  Registrant and State
                  Street  is   incorporated   by  reference  to   Post-Effective
                  Amendment No. 14.

         (i)      Opinion and Consent of Counsel is filed herewith.

         (j)(1)   Consent of Independent Accountants is filed herewith.

         (j)(2) Powers of Attorney for Mario J. Gabelli, Felix J. Christiana, Anthony J. Colavita, James P. Conn, Karl Otto Pohl, Anthony R. Pustorino, Anthony Torna and Anthonie C. van Ekris are incorporated by reference to Post-Effective Amendment No. 14.

         (j)(3) Power of Attorney for John D. Gabelli is incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1999 ("Post-Effective Amendment No. 17").


         (k)      Not Applicable.

         (l)(1)   Agreement  with  initial   shareholder  is   incorporated   by
                  reference to Post-Effective Amendment No. 14.

         (l)(2) Purchase Agreement with respect to Class A Series Shares of the Fund is filed herewith.

         (l)(3) Purchase Agreement with respect to Class B Series Shares of the Fund is filed herewith.

         (l)(4) Purchase Agreement with respect to Class C Series Shares of the Fund is filed herewith.

         (m)(1) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 14.

         (m)(2) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 relating to Class AAA Series Shares is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed with the SEC via EDGAR on March 1, 1999 ("Post-Effective Amendment No. 16.")

         (m)(3) Plan of Distribution pursuant to Rule 12b-1 relating to Class A Series Shares is incorporated by reference to Post-Effective Amendment No. 16.

         (m)(4) Plan of Distribution pursuant to Rule 12b-1 relating to Class B Series Shares is incorporated by reference to Post-Effective Amendment No. 16.

         (m)(5) Plan of Distribution pursuant to Rule 12b-1 relating to Class C Series Shares is incorporated by reference to Post-Effective Amendment No. 16.

         (n) Rule 18f-3 Multi-Class Plan is incorporated by reference to Post-Effective Amendment No. 16.

(o)      Not Applicable.

         (p) Code of Ethics for the Registrant, Gabelli Funds, LLC and Gabelli & Company, Inc. is filed herewith.


Item 24.                PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                        WITH REGISTRANT

                  None

Item 25.                INDEMNIFICATION

                  Reference is made to Subdivision (c) of Section 12 of Article Seventh of Registrant's Declaration of Trust.

                  Insofar as indemnification of liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, its By-laws, the Management Agreement, the Sub-Advisory Agreement, the Administration Agreement and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act.

Item 26.                BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 26 of directors, officers or partners of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or such directors, officers or partners during the past two years, is incorporated by reference to Form ADV filed by the Adviser under 1940 Act (SEC File No. 801-37706).

Item 27.                PRINCIPAL UNDERWRITER

         (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli ABC Fund, The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, The Gabelli Capital Asset Fund, The Gabelli Convertible Securities Fund, Inc., Gabelli Equity Series Funds, Inc., The Gabelli Equity Trust Inc., The Gabelli Global Convertible Securities Fund, The Gabelli Global Growth Fund, The Gabelli Global Multimedia Trust Inc., The Gabelli Global Telecommunications Fund, Gabelli Gold Fund, The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., The Gabelli Global Opportunity Fund, The Gabelli Mathers Fund, The Gabelli U.S. Treasury Money Market Fund, The Gabelli Utilities Fund, The Gabelli Utility Trust, The Gabelli Value Fund, Inc., The Treasurer's Fund, Inc. and the Gabelli Westwood Funds.


         (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company under the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

         (c)      Not applicable.

Item 28.                LOCATION OF ACCOUNTS AND RECORDS


                  All such  accounts,  books and  other  documents  required  by
                  Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Adviser,
                  Gabelli Funds, LLC, One Corporate Center, Rye, New York 10580-1434, PFPC Inc., 101 Federal Street, Boston, Massachusetts 02110, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, Massachusetts, 02171.


Item 29.                MANAGEMENT SERVICES

                  Not applicable.

Item 30.                UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, THE GABELLI GROWTH FUND, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 28th day of April, 2000.

                                                 THE GABELLI GROWTH FUND

                                                 By: /S/BRUCE N. ALPERT
                                                     -----------------------
                                                     Bruce N. Alpert
                                                     President and Treasurer

--------------------------------------------------------------------------------
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                              DATE
---------                                   -----                                              ----

/S/MARIO J. GABELLI*                        Principal Executive Officer and Trustee       April 28, 2000
-----------------------------
Mario J. Gabelli

/S/BRUCE N. ALPERT                          President and Treasurer                       April 28, 2000
-----------------------------
Bruce N. Alpert

/S/ FELIX J. CHRISTIANA*                    Trustee                                       April 28, 2000
-----------------------------
Felix J Christiana

/S/ ANTHONY J. COLAVITA*                    Trustee                                       April 28, 2000
-----------------------------
Anthony J. Colavita

/S/ JAMES P. CONN*                          Trustee                                       April 28, 2000
-----------------------------
James P. Conn

/S/ JOHN D. GABELLI*                        Trustee                                       April 28, 2000
---------------------------
John J. Gabelli

/S/ KARL OTTO POHL*                         Trustee                                       April 28, 2000
-----------------------------
Karl Otto Pohl

/S/ ANTHONY R. PUSTORINO*                   Trustee                                       April 28, 2000
-----------------------------
Anthony R. Pustorino

SIGNATURE                                   TITLE                                              DATE
---------                                   -----                                              ----
/S/ ANTHONY TORNA*                          Trustee                                       April 28, 2000
Anthony Torna

/S/ ANTHONIE C. VAN EKRIS*                  Trustee                                       April 28, 2000
--------------------------
Anthonie C. van Ekris

*By:    /S/BRUCE N. ALPERT
        ------------------
        Bruce N. Alpert
        Attorney-in-fact

                              SCHEDULE OF EXHIBITS

     EXHIBIT
     -------

      (a)(1)      Declaration of Trust

      (a)(2)      Supplemental Declaration of Trust

      (a)(3)      Articles of Amendment

      (d)(2)      Amendment  No. 1 to Amended and Restated  Investment  Advisory
                  Agreement

      (e)               Amended and Restated Distribution Agreement

      (i)               Opinion and Consent of Counsel

      (j)               Consent of Independent Accountants

      (l)(2)      Purchase Agreement for Class A Series Shares

      (l)(3)      Purchase Agreement for Class B Series Shares

      (l)(4)      Purchase Agreement for Class C Series Shares

      (p)         Code of Ethics